UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number [811-00515]

The Wall Street Fund
(Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
The Wall Street Fund
55 E. 52nd Street, 23rd Floor
New York, NY  10055
 (Name and address of agent for service)

(212) 822-7620
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

The Wall Street Fund
Schedule of Investments
September 30, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace - 4.3%
Precision Castparts Corp.	7,700	$1,823,976
United Technologies Corp.	21,000	2,217,600
		4,041,576
Biotechnology - 4.6%
Celgene Corp. (a)	13,000	1,232,140
Gilead Sciences, Inc. (a)	29,000	3,087,050
		4,319,190
Chemicals - 2.5%
Celanese Corp.	40,000	2,340,800

Containers & Packaging - 2.2%
Rock-Tenn Co.	43,000	2,045,940

Diversified - 2.1%
3M Co.	14,000	1,983,520

Drugs - 2.1%
Allergan, Inc.	11,000	1,960,090

Electrical Equipment - 2.4%
Roper Industries, Inc.	15,000	2,194,350

Energy - 4.0%
Chevron Corp.	12,700	1,515,364
Marathon Oil Corp.	60,000	2,255,400
		3,770,764
Energy Equipment & Services - 2.5%
Schlumberger Ltd. (b)	23,000	2,338,870

Financial Services - 8.1%
American Express Co.	26,700	2,337,318
Mastercard, Inc.	32,500	2,402,400
The Blackstone Group LP	90,000	2,833,200
		7,572,918
Food Services - 0.9%
Yum Brands, Inc.	12,000	863,760

Forest Products - 2.4%
Weyerhaeuser Co. - REIT	70,000	2,230,200

Health Care Services - 2.6%
UnitedHealth Group, Inc.	28,000	2,415,000

Industrial Equipment - 2.2%
Fastenal Co.	44,500	1,998,050

Insurance - 2.3%
ACE Ltd. (b)	20,500	2,149,835

Leisure - 4.7%
Las Vegas Sands Corp.	32,500	2,021,825
Polaris Industries, Inc.	16,000	2,396,640
		4,418,465
Media - 6.1%
AMC Networks, Inc. - Class A (a)	32,350	1,889,887
DIRECTV (a)	15,050	1,302,126
Walt Disney Co.	27,850	2,479,485
		5,671,498
Office Equipment - 5.9%
Apple, Inc.	23,100	2,327,325
Western Digital Corp.	33,000	3,211,560
		5,538,885
Property Management - 2.6%
CBRE Group, Inc. - Class A (a)	82,000	2,438,680

Retail - 2.7%
TJX Companies, Inc.	42,000	2,485,140

Semiconductors - 3.3%
NXP Semiconductors NV (a)(b)	45,000	3,079,350

Services - 3.8%
Accenture PLC - Class A (b)	12,000	975,840
Google, Inc. - Class A (a)	2,200	1,294,502
Google, Inc. - Class C (a)	2,200	1,270,192
		3,540,534
Software - 4.6%
Ansys, Inc. (a)	28,000	2,118,760
Microsoft Corp.	46,000	2,132,560
		4,251,320
Specialty Retail - 12.1%
AutoNation, Inc. (a)	42,000	2,113,020
AutoZone, Inc. (a)	5,225	2,662,974
Home Depot, Inc.	31,000	2,843,940
Nike, Inc. - Class B	18,500	1,650,200
Ralph Lauren Corp.	12,500	2,059,125
		11,329,259
Telecommunications - 4.7%
American Tower Corp. - REIT	27,000	2,528,010
QUALCOMM, Inc.	25,000	1,869,250
		4,397,260
Transportation - 2.6%
Union Pacific Corp.	22,000	2,385,240

TOTAL COMMON STOCKS (Cost $63,744,360)		$91,760,494

SHORT TERM INVESTMENT - 2.1%
First American Prime Obligations Fund, Class Z, 0.016% (c)	2,000,540	2,000,540
TOTAL SHORT TERM INVESTMENT (Cost $2,000,540)		$2,000,540

Total Investments (Cost $65,744,900) - 100.4%		$93,761,034
Liabilities in Excess of Other Assets - (0.4)%		(390,773)
TOTAL NET ASSETS - 100.0%		$93,370,261

Percentages are stated as a percent of net assets.

(a) Non-income producing security
(b) Foreign Domiciled
(c) Variable Rate Security - the rate shown is the annualized seven-day effective yield as of September 30, 2014.

REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$91,760,494	$–	$–	$91,760,494
Short-Term Investment	2,000,540	–	–	2,000,540
Total Investments	$93,761,034	–	–	$93,761,034

Transfers between levels are recognized at the end of the reporting period.  During the period ended September 30, 2014, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows:

The Wall Street Fund

Cost of investments	$65,744,900

Gross unrealized appreciation	28,850,354
Gross unrealized depreciation	(834,220)
Net unrealized appreciation	$28,016,134

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Wall Street Fund

By (Signature and Title)  /s/ Frederick Taylor
                                            Frederick Taylor, President

Date  November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
                                              Frederick Taylor, President

Date  November 25, 2014

By (Signature and Title)* /s/ John J. Rendinaro
                                             John J. Rendinaro, Treasurer

Date  November 25, 2014

* Print the name and title of each signing officer under his or her signature.